DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2022
DISCONTINUED OPERATIONS

21.	DISCONTINUED OPERATIONS

On November 8, 2019, the Company sold 100% of the issued and outstanding shares of DenseLight for $26,000,000. The Company received a total of $23,500,000 from the Buyer between November 8, 2019 and July 3, 2020. After taking into consideration the length of time it had taken the Buyer to make the payments and the Company’s expectations regarding the likelihood of receiving an additional payment, the Company determined that it was in its best interest to accept the total of $23,500,000 as full payment. As a result, the Company recognized a credit loss of $2,500,000 during the year ended December 31, 2020.